Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

NOTE 17	Stock-Based Compensation
As part of its employee and director compensation programs, the Company currently may grant certain stock awards under the provisions of its stock incentive plan. The plan provides for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plan provides for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s common stock, based on the conversion terms of the various merger agreements. At December 31, 2020, there were 28 million shares (subject to adjustment for forfeitures) available for grant under the Company’s stock incentive plan.

Stock
Option
Awards
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2020
Number outstanding at beginning of period	5,718,256	$39.25
Exercised	(513,293)	27.48
Cancelled (a)	(24,572)	45.08

Number outstanding at end of period (b)	5,180,391	$40.38	3.7	$32
Exercisable at end of period	4,942,077	$39.68	3.6	$34

2019
Number outstanding at beginning of period	9,115,010	$34.52
Exercised	(3,333,467)	26.36
Cancelled (a)	(63,287)	36.74

Number outstanding at end of period (b)	5,718,256	$39.25	4.4	$115
Exercisable at end of period	4,869,805	$37.67	4.0	$105

2018
Number outstanding at beginning of period	12,668,467	$32.15
Exercised	(3,443,494)	25.41
Cancelled (a)	(109,963)	46.72

Number outstanding at end of period (b)	9,115,010	$34.52	4.3	$102
Exercisable at end of period	7,372,036	$31.61	3.5	$104
Note:	The Company did not grant any stock option awards during 2020, 2019 and 2018.
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options (i.e., expirations).
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.
Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from the actual fair value of the employee stock options.
The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Fair value of options vested	$7	$10	$14
Intrinsic value of options exercised	11	95	97
Cash received from options exercised	14	88	87
Tax benefit realized from options exercised	3	24	24
To satisfy option exercises, the Company predominantly uses treasury stock.
Additional information regarding stock options outstanding as of December 31, 2020, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$23.36—$25.00	1,248	.3	$24.84	1,248	$24.84
$25.01—$30.00	1,047,197	.8	28.65	1,047,197	28.65
$30.01—$35.00	527,422	2.1	33.98	527,422	33.98
$35.01—$40.00	1,227,889	5.1	39.49	1,227,889	39.49
$40.01—$45.00	1,424,608	3.6	42.42	1,424,608	42.42
$45.01—$50.00	–	–	–	–	–
$50.01—$55.01	952,027	6.1	54.97	713,713	54.97
	5,180,391	3.7	$40.38	4,942,077	$39.68
Restricted Stock and Unit
Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2020		2019		2018
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	6,606,833	$48.99	6,719,298	$48.17	7,446,955	$44.49
Granted	3,552,923	53.90	3,519,474	50.45	3,213,023	55.03
Vested	(3,534,770)	49.28	(3,270,778)	48.69	(3,373,323)	46.42
Cancelled	(281,673)	53.51	(361,161)	50.55	(567,357)	49.07
Outstanding at end of period	6,343,313	$51.38	6,606,833	$48.99	6,719,298	$48.17
The total fair value of shares vested was $182 million, $175 million and $182 million for the years ended December 31, 2020, 2019 and 2018, respectively. Stock-based compensation expense was $189 million, $178 million and $174 million for the years ended December 31, 2020, 2019 and 2018, respectively. On an after-tax basis, stock-based compensation was $142 million, $133 million and $130 million for the years ended
December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, there was $128 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 1.7 years as compensation expense.